Additional Financial Information (Cash Interest and Taxes) (Details) - USD ($) $ in Millions	6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 26.7	$ 2.5
Cash paid for income taxes	$ 17.2	$ 15.7